Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

C11   Provisions

	31 Dec 2018 £m	31 Dec 2017 £m
Provision in respect of defined benefit pension schemesC9	174	180
Other provisionsnote	904	943
Total provisions	1,078	1,123

Note

Analysis of other provisions:

	2018 £m	2017 £m
At 1 January	943	659
Charged to income statement:
Additional provisions	229	542
Unused amounts released	(18)	(9)
Used during the year	(262)	(239)
Exchange differences	12	(10)
Total at 31 December	904	943

Other provisions comprise staff benefits provisions of £409 million (31 December 2017: £453 million) that are generally expected to be paid out within the next three years, other provisions of £171 million (31 December 2017: £121 million) and a provision for review of past annuity sales after utilisation during the year of £324 million (31 December 2017: £369 million). Prudential has agreed with the Financial Conduct Authority (FCA) to review annuities sold without advice after 1 July 2008 to its contract-based defined contribution pension customers. The review is examining whether customers were given sufficient information about their potential eligibility to purchase an enhanced annuity, either from Prudential or another pension provider. A gross provision of  £400 million, before costs incurred, was established at 31 December 2017 to cover the costs of undertaking the review and any related redress and following a reassessment, no change has been made in 2018. The majority of the provision will be utilised in 2019. The ultimate amount that will be expended by the Group on the review will remain uncertain until the project is completed. If the population subject to redress increased or decreased by 10 per cent, then the provision would be expected to increase or decrease by circa 7 per cent accordingly. Additionally, in 2018, the Group agreed with its professional indemnity insurers that they will meet £166 million of the Group’s claims costs, which will be paid as the Group incurs costs/redress. This has been recognised on the Group’s balance sheet within ‘Other debtors’ at 31 December 2018.